Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property and Equipment, Net (Textual)
Depreciation expense	$ 152,342	$ 109,356	$ 54,105